UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                      PERIMETER SMALL CAP
                                                                GROWTH FUND
                                                             APRIL 30, 2007
                                                                (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.8%
--------------------------------------------------------------------------------
                                                SHARES          VALUE
                                               --------      -----------
CONSUMER DISCRETIONARY  - 13.4%
   Aaron Rents                                    7,680      $   217,881
   Asbury Automotive Group                        5,930          170,606
   Bob Evans Farms                                3,631          133,258
   Cox Radio, Cl A *                              8,840          124,821
   CROCS *                                        3,560          198,933
   Dover Downs Gaming & Entertainment             9,470          123,205
   Dress Barn *                                  10,099          201,071
   Fossil *                                       6,535          184,091
   Genesco *                                      4,000          202,720
   Hibbett Sports *                               6,850          199,677
   Interactive Data                               8,370          239,633
   Jack in the Box *                              2,601          173,278
   Jarden *                                       5,084          214,240
   LJ International *                            12,300          120,540
   Maidenform Brands *                            7,808          159,205
   Matthews International, Cl A                   4,623          194,906
   Noble International                            7,746          126,182
   O'Charleys *                                   6,870          145,026
   Phillips-Van Heusen                            2,192          122,533
   Polaris Industries                             2,940          148,558
   Priceline.com *                                3,484          193,850
   Shutterfly *                                   4,720           76,653
   Skechers U.S.A., Cl A *                        5,590          175,526
   Sonic Automotive, Cl A                         3,830          109,500
   Sotheby's                                      3,590          185,316
   Stage Stores                                   7,800          171,990
   Steiner Leisure *                              5,415          262,519
   Warnaco Group *                                7,220          204,181
   Wet Seal, Cl A *                              22,410          134,012
   Wolverine World Wide                           6,493          185,570
                                                             -----------
                                                               5,099,481
                                                             -----------

THE ADVISORS' INNER CIRCLE FUND II                      PERIMETER SMALL CAP
                                                                GROWTH FUND
                                                             APRIL 30, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                SHARES          VALUE
                                               --------      -----------
CONSUMER STAPLES  - 3.1%
   Elizabeth Arden *                              6,390      $   143,839
   Ingles Markets, Cl A                           3,513          126,327
   Longs Drug Stores                              4,633          253,610
   Ralcorp Holdings *                             3,370          221,780
   Sanderson Farms                                7,324          289,518
   Spartan Stores                                 5,623          144,849
                                                             -----------
                                                               1,179,923
                                                             -----------
ENERGY  - 5.2%
   Alon USA Energy                                5,619          210,151
   Bill Barrett *                                 5,558          205,090
   CARBO Ceramics                                 3,890          169,020
   Comstock Resources *                           6,370          180,590
   Core Laboratories *                            1,908          173,475
   Grey Wolf *                                   20,180          144,489
   Hercules Offshore *                            2,945           92,561
   Natural Gas Services Group *                   8,281          117,590
   Parker Drilling *                             18,360          199,390
   Petroleum Development *                        2,560          133,120
   Petroquest Energy *                           13,498          154,147
   Superior Energy Services *                     5,226          189,861
                                                             -----------
                                                               1,969,484
                                                             -----------
FINANCIALS  - 7.9%
   Delphi Financial Group, Cl A                   5,735          244,885
   FBL Financial Group, Cl A                      3,274          126,835
   First Bancorp                                  6,520           81,761
   First Cash Financial Services *               10,030          230,489
   First Citizens BancShares, Cl A                  614          124,581
   Fpic Insurance Group *                         3,785          174,337
   Greene County Bancshares                       3,403          114,409
   Harleysville Group                             6,572          200,709
   Infinity Property & Casualty                   4,318          200,830
   IPC Holdings                                   5,960          178,681
   LandAmerica Financial Group, Cl A              1,190           95,617

THE ADVISORS' INNER CIRCLE FUND II                      PERIMETER SMALL CAP
                                                                GROWTH FUND
                                                             APRIL 30, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                SHARES          VALUE
                                               --------      -----------
FINANCIALS - CONTINUED
   Ohio Casualty                                  6,480      $   205,027
   ProAssurance *                                 3,624          195,116
   Prosperity Bancshares                          5,762          199,884
   Safety Insurance Group                         3,162          126,670
   Sterling Financial                             4,230          124,700
   United Community Banks                         4,033          119,215
   Western Alliance Bancorp *                     2,360           76,086
   Zenith National Insurance                      3,629          167,841
                                                             -----------
                                                               2,987,673
                                                             -----------
HEALTH CARE  - 15.2%
   Albany Molecular Research *                   19,245          184,944
   Allscripts Healthcare Solutions *              6,710          177,479
   Amedisys *                                     5,674          177,880
   Arena Pharmaceuticals *                       13,162          171,501
   Bradley Pharmaceuticals *                     10,914          214,242
   Bruker BioSciences *                          10,517          121,051
   Cholestech *                                   8,370          162,211
   Conmed *                                       3,820          115,822
   Emergency Medical Services, Cl A *             4,090          136,933
   Hologic *                                      5,221          300,469
   Home Diagnostics *                            11,951          135,166
   Illumina *                                     4,432          144,616
   inVentiv Health *                              5,878          223,070
   Kendle International *                         4,809          163,891
   LHC Group *                                    6,498          166,349
   LifePoint Hospitals *                          3,770          137,643
   Merit Medical Systems *                       14,360          165,571
   Natus Medical *                               16,231          288,587
   Oculus Innovative Sciences *                  20,940          128,362
   Omnicell *                                    14,986          343,779
   Palomar Medical Technologies *                 4,300          176,042
   Parexel International *                        5,150          202,292
   PDL BioPharma *                               12,551          317,038

THE ADVISORS' INNER CIRCLE FUND II                      PERIMETER SMALL CAP
                                                                GROWTH FUND
                                                             APRIL 30, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                SHARES          VALUE
                                               --------      -----------

HEALTH CARE - CONTINUED
   PharmaNet Development Group *                  9,567      $   261,083
   Pharmion *                                     7,495          227,024
   Phase Forward *                               11,509          182,763
   Sciele Pharma *                               10,762          266,037
   Third Wave Technologies *                     15,728           83,987
   United Therapeutics *                          3,823          213,744
   Zoll Medical *                                 6,890          166,531
                                                             -----------
                                                               5,756,107
                                                             -----------
INDUSTRIALS  - 16.0%
   Alaska Air Group *                             4,658          137,877
   Ameron International                           2,093          144,710
   Apogee Enterprises                             2,894           69,688
   Barnes Group                                   8,968          217,922
   Basin Water *                                 20,890          137,874
   CBIZ *                                        27,018          188,045
   Columbus McKinnon *                            7,742          191,692
   COMSYS IT Partners *                           8,800          200,288
   Consolidated Graphics *                        2,510          188,878
   Copart *                                       6,492          188,138
   CRA International *                            3,378          174,204
   Encore Wire                                    4,040          111,908
   EnerSys *                                     10,418          169,709
   Ennis                                          2,255           55,135
   EnPro Industries *                             4,000          150,640
   Esterline Technologies *                       4,440          185,281
   Excel Maritime Carriers, Cl A *                1,306           29,568
   Flow International *                          15,182          176,719
   FTI Consulting *                               6,520          239,740
   General Cable *                                4,955          284,615
   Genlyte Group *                                1,230           95,952
   HUB Group, Cl A *                              6,632          238,752
   Infrasource Services *                         5,816          194,138
   Interline Brands *                             6,720          146,899

THE ADVISORS' INNER CIRCLE FUND II                      PERIMETER SMALL CAP
                                                                GROWTH FUND
                                                             APRIL 30, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                SHARES          VALUE
                                               --------      -----------
INDUSTRIALS - CONTINUED
   Kansas City Southern *                         5,450      $   202,468
   M&F Worldwide *                                3,105          198,565
   Moog, Cl A *                                   5,404          229,778
   Mueller Water Products, Cl A                  10,450          150,480
   Navigant Consulting *                         11,810          226,516
   NCI Building Systems *                         3,032          151,509
   RBC Bearings *                                 4,620          175,606
   Skywest                                        7,876          214,306
   Teledyne Technologies *                        5,435          239,738
   Tennant                                        5,119          163,910
   United Stationers *                            3,170          188,678
                                                             -----------
                                                               6,059,926
                                                             -----------
INFORMATION TECHNOLOGY  - 30.6%
   Actuate *                                     28,321          160,863
   ADC Telecommunications *                      11,390          209,576
   Adtran                                         5,955          151,555
   Aeroflex *                                    10,847          152,292
   AMIS Holdings *                               12,960          150,336
   Ansys *                                        4,772          244,326
   aQuantive *                                    6,210          190,088
   Aspen Technology *                            16,287          221,177
   Avocent *                                      3,300           92,433
   Bell Microproducts *                          14,910          101,388
   Bottomline Technologies *                     14,417          179,059
   Brocade Communications Systems *              14,790          144,498
   Brooks Automation *                           11,939          208,574
   Captaris *                                    12,584           76,007
   Cirrus Logic *                                21,930          181,580
   Cymer *                                        4,760          192,828
   Digital River *                                4,030          235,876
   Emulex *                                       9,950          208,751
   Epicor Software *                             14,106          204,537
   Flir Systems *                                 7,360          298,006

THE ADVISORS' INNER CIRCLE FUND II                      PERIMETER SMALL CAP
                                                                GROWTH FUND
                                                             APRIL 30, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                SHARES          VALUE
                                               --------      -----------
NFORMATION TECHNOLOGY - CONTINUED
   GigaMedia *                                   13,870      $   195,290
   Greenfield Online *                            8,700          142,332
   Insight Enterprises *                         10,960          217,227
   InterVoice *                                  21,300          135,468
   Interwoven *                                  13,321          203,412
   Jack Henry & Associates                        8,740          207,575
   Kemet *                                       18,420          156,202
   Komag *                                        5,160          141,952
   LivePerson *                                   9,131           63,917
   LTX *                                         13,880           82,725
   Macrovision *                                  7,174          174,113
   Manhattan Associates *                         6,630          191,740
   Methode Electronics                           16,300          245,804
   NAM TAI Electronics                           12,101          156,829
   Netgear *                                      7,643          256,881
   Newport *                                     10,717          168,150
   Nice Systems ADR *                             5,771          211,507
   Novatel Wireless *                            11,410          207,548
   Nuance Communications *                       12,310          189,697
   Open Text *                                    2,440           56,169
   Oplink Communications *                       11,874          196,752
   Opnet Technologies *                          13,290          149,512
   Packeteer *                                   13,402          127,319
   Photronics *                                  11,914          179,306
   Quest Software *                              12,941          220,126
   Radiant Systems *                             16,847          226,761
   RADVision *                                   10,447          230,983
   RF Micro Devices *                             8,060           50,375
   Shanda Interactive Entertainment ADR *         5,391          134,991
   Sirenza Microdevices *                        23,590          214,905
   Smith Micro Software *                        10,640          169,070
   SonicWALL *                                   24,888          203,086
   Standard Microsystems *                        5,218          167,289

THE ADVISORS' INNER CIRCLE FUND II                      PERIMETER SMALL CAP
                                                                GROWTH FUND
                                                             APRIL 30, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                SHARES          VALUE
                                               --------      -----------
INFORMATION TECHNOLOGY - CONTINUED
   SumTotal Systems *                            15,910      $   126,644
   SupportSoft *                                 17,870           95,962
   Synaptics *                                    7,420          222,303
   Tech Data *                                    2,600           92,404
   Think Partnership *                           29,710           68,630
   THQ *                                          4,820          160,843
   TIBCO Software *                              20,365          185,729
   Tollgrade Communications *                     9,503          113,561
   Triquint Semiconductor *                      33,006          170,641
   Ultimate Software Group *                      6,957          192,013
   Vasco Data Security International *           10,820          231,440
   Vignette *                                    11,293          209,146
   Xyratex *                                      7,250          162,255
   Zoran *                                        9,950          197,607
   Zygo *                                         6,480          103,745
                                                             -----------
                                                              11,611,686
                                                             -----------
MATERIALS  - 5.5%
   Aptargroup                                     3,367          246,633
   Brush Engineered Materials *                   5,215          250,424
   Buckeye Technologies *                        11,474          145,376
   Carpenter Technology                           1,492          181,084
   Chaparral Steel                                1,820          128,310
   Headwaters *                                   1,690           36,622
   Landec *                                      12,890          163,832
   Metal Management                               2,781          133,683
   Northgate Minerals *                          31,800          116,706
   Sensient Technologies                          8,264          216,351
   Spartech                                       6,352          178,237
   Stillwater Mining *                           10,320          158,928
   US Concrete *                                 16,810          143,053
                                                             -----------
                                                               2,099,239
                                                             -----------
TELECOMMUNICATION SERVICES  - 0.9%
   Cbeyond *                                      5,990          208,332

THE ADVISORS' INNER CIRCLE FUND II                      PERIMETER SMALL CAP
                                                                GROWTH FUND
                                                             APRIL 30, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                SHARES          VALUE
                                               --------      -----------
 TELECOMMUNICATION SERVICES - CONTINUED
    General Communication, Cl A *                 8,480      $  120,670
                                                             -----------
                                                                 329,002
                                                             -----------
    TOTAL COMMON STOCK
       (Cost $34,533,577)                                     37,092,521
                                                             -----------

 EXCHANGE TRADED FUND - 1.2%
    iShares Russell 2000 Growth Index Fund *
       (Cost $427,514)                            5,450          450,388
                                                             -----------
 SHORT-TERM INVESTMENT - 1.9%
    Union Bank of California Money
       Market Fund, 4.580% (A)
       (Cost $714,979)                          714,979          714,979
                                                             -----------
    TOTAL INVESTMENTS - 100.9%
       (Cost $35,676,070)  +                                 $38,257,888
                                                             ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $37,909,536.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.

ADR  - AMERICAN DEPOSITARY RECEIPT

CL - CLASS

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $35,676,070, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,753,048 AND $(1,171,230), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

PCM-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


================================================================================

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)*               /s/ JAMES F. VOLK
                                        --------------------------------------
                                        James F. Volk
                                        President

Date: June 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ JAMES F. VOLK
                                       ---------------------------------------
                                       James F. Volk
                                       President

Date: June 28, 2007


By (Signature and Title)*              /s/ MICHAEL LAWSON
                                       ---------------------------------------
                                       Michael Lawson
                                       Controller and Chief Financial Officer

Date: June 28, 2007


* Print the name and title of each signing officer under his or her signature.